Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting policies [line items]
Cash flow projection period	five years
Future cash flows projections growth rate	3.10%
Pre-tax discount rates	10.60%
Hedging instrument term	10 years
Bottom of Range
Accounting policies [line items]
Net income for each period absorbed, percentage		30.00%
Computer Software [Member] | Weighted average [Member]
Accounting policies [line items]
Intangible assets, estimated useful life	4 years